Retirement-Related Benefits - Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans
Change in plan assets
Future participant compensation increases	$ 0	$ 0
Pension Plans | U.S.
Change in benefit obligation
Benefit obligation, balance at beginning of period	48,182	52,237
Interest cost	1,129	1,109	$ 1,501
Actuarial losses/(gains)	(7,849)	(1,582)
Benefits paid from trust	(3,133)	(3,181)
Direct benefit payments	(123)	(125)
Amendments/curtailments/settlements/other	(16,712)	(276)
Benefit obligation, balance at end of period	21,493	48,182	52,237
Change in plan assets
Fair value of plan assets, balance at beginning of period	51,852	54,386
Actual return on plan assets	(6,914)	924
Benefits paid from trust	(3,133)	(3,181)
Amendments/curtailments/settlements/other	(16,712)	(276)
Fair value of plan assets, balance at end of period	25,094	51,852	$ 54,386
Funded status	3,600	3,671
Accumulated benefit obligation	$ 21,493	$ 48,182
Discount rate	5.30%	2.60%	2.20%
Pension Plans | Non-US
Change in benefit obligation
Benefit obligation, balance at beginning of period	$ 45,097	$ 50,447
Service cost	237	300	$ 328
Interest cost	493	424	541
Plan participants' contributions	14	19
Acquisitions/divestitures, net	(45)	(70)
Actuarial losses/(gains)	(8,819)	(876)
Benefits paid from trust	(1,572)	(1,736)
Direct benefit payments	(418)	(516)
Foreign exchange impact	(3,463)	(2,548)
Amendments/curtailments/settlements/other	(262)	(347)
Benefit obligation, balance at end of period	31,261	45,097	50,447
Change in plan assets
Fair value of plan assets, balance at beginning of period	39,979	42,308
Actual return on plan assets	(6,737)	1,686
Employer contributions	103	86
Acquisitions/divestitures, net	(20)	(87)
Plan participant's contributions	14	19
Benefits paid from trust	(1,572)	(1,736)
Foreign exchange impact	(3,154)	(1,939)
Amendments/curtailments/settlements/other	(243)	(358)
Fair value of plan assets, balance at end of period	28,371	39,979	$ 42,308
Funded status	(2,891)	(5,118)
Accumulated benefit obligation	$ 30,961	$ 44,628
Discount rate	3.80%	1.26%	0.87%
Nonpension Postretirement Plans | U.S.
Change in benefit obligation
Benefit obligation, balance at beginning of period	$ 3,404	$ 3,791
Service cost	5	7	$ 9
Interest cost	85	65	103
Plan participants' contributions	43	50
Actuarial losses/(gains)	(780)	(141)
Benefits paid from trust	(385)	(369)
Direct benefit payments	(2)	(1)
Amendments/curtailments/settlements/other	0	3
Benefit obligation, balance at end of period	2,369	3,404	3,791
Change in plan assets
Fair value of plan assets, balance at beginning of period	8	15
Employer contributions	344	313
Plan participant's contributions	43	50
Benefits paid from trust	(385)	(369)
Amendments/curtailments/settlements/other	0	0
Fair value of plan assets, balance at end of period	10	8	$ 15
Funded status	$ (2,359)	$ (3,395)
Discount rate	5.30%	2.30%	1.80%
Nonpension Postretirement Plans | Non-US
Change in benefit obligation
Benefit obligation, balance at beginning of period	$ 638	$ 756
Service cost	3	4	$ 4
Interest cost	24	27	35
Acquisitions/divestitures, net		6
Actuarial losses/(gains)	(87)	(78)
Benefits paid from trust	(6)	(6)
Direct benefit payments	(32)	(28)
Foreign exchange impact	(10)	(42)
Amendments/curtailments/settlements/other	(1)	(1)
Benefit obligation, balance at end of period	531	638	756
Change in plan assets
Fair value of plan assets, balance at beginning of period	31	40
Actual return on plan assets	3	(14)
Employer contributions		6
Benefits paid from trust	(6)	(6)
Foreign exchange impact	2	6
Amendments/curtailments/settlements/other	0	0
Fair value of plan assets, balance at end of period	29	31	$ 40
Funded status	$ (501)	$ (607)
Discount rate	7.25%	5.35%	4.55%